Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
SA U.S. Fixed Income Fund | SA U.S Fixed Income Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SAUFX
Average Annual Return, Percent	3.62%	2.09%	1.42%
SA Global Fixed Income Fund | SA Global Fixed Income Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SAXIX
Average Annual Return, Percent	3.93%	1.55%	1.30%
SA U.S. Core Market Fund | SA U.S. Core Market Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SAMKX
Average Annual Return, Percent	21.06%	12.00%	14.62%
SA U.S. Value Fund | SA U.S. Value Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SABTX
Average Annual Return, Percent	33.24%	11.46%	11.65%
SA U.S. Small Company Fund | SA U.S. Small Company Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SAUMX
Average Annual Return, Percent	31.62%	9.13%	11.33%
SA International Value Fund | SA International Value Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SAHMX
Average Annual Return, Percent	28.93%	13.73%	11.22%
SA International Small Company Fund | SA International Small Company Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SAISX
Average Annual Return, Percent	17.41%	7.21%	8.75%
SA Emerging Markets Value Fund | SA Emerging Markets Value Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SAEMX
Average Annual Return, Percent	38.50%	10.29%	9.77%
SA Real Estate Securities Fund | SA Real Estate Securities Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SAREX
Average Annual Return, Percent	13.93%	2.98%	4.80%
SA Worldwide Moderate Growth Fund | SA Worldwide Moderate Growth Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SAWMX
Average Annual Return, Percent	20.79%	8.91%	9.25%
Regulatory Index [Member] | SA U.S Fixed Income Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Regulatory Index
Average Annual Return, Percent	3.81%	0.04%	1.52%
Regulatory Index [Member] | SA Global Fixed Income Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Regulatory Index
Average Annual Return, Percent	3.21%	0.43%	1.67%
Regulatory Index [Member] | SA U.S. Core Market Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Regulatory Index
Average Annual Return, Percent	23.02%	12.31%	15.09%
Regulatory Index [Member] | SA U.S. Value Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Regulatory Index
Average Annual Return, Percent	23.02%	12.31%	15.09%
Regulatory Index [Member] | SA U.S. Small Company Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Regulatory Index
Average Annual Return, Percent	23.02%	12.31%	15.09%
Regulatory Index [Member] | SA International Value Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Regulatory Index
Average Annual Return, Percent	20.85%	8.80%	9.64%
Regulatory Index [Member] | SA International Small Company Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Regulatory Index
Average Annual Return, Percent	20.85%	8.80%	9.64%
Regulatory Index [Member] | SA Emerging Markets Value Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Regulatory Index
Average Annual Return, Percent	38.85%	7.23%	10.11%
Regulatory Index [Member] | SA Real Estate Securities Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Regulatory Index
Average Annual Return, Percent	23.02%	12.31%	15.09%
Regulatory Index [Member] | SA Worldwide Moderate Growth Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Regulatory Index
Average Annual Return, Percent	23.78%	10.51%	12.45%
Additional Index [Member] | SA U.S Fixed Income Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Additional Index
Average Annual Return, Percent	3.15%	2.06%	1.99%
Additional Index [Member] | SA Global Fixed Income Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Additional Index
Average Annual Return, Percent	3.22%	2.28%	2.08%
Additional Index [Member] | SA U.S. Value Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Additional Index
Average Annual Return, Percent	23.55%	11.83%	12.63%
Additional Index [Member] | SA U.S. Small Company Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Additional Index
Average Annual Return, Percent	31.35%	6.64%	10.96%
Additional Index [Member] | SA International Value Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Additional Index
Average Annual Return, Percent	27.47%	12.92%	10.61%
Additional Index [Member] | SA International Small Company Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Additional Index
Average Annual Return, Percent	20.30%	5.82%	8.28%
Additional Index [Member] | SA Emerging Markets Value Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Additional Index
Average Annual Return, Percent	40.98%	10.80%	11.46%
Additional Index [Member] | SA Real Estate Securities Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Additional Index
Average Annual Return, Percent	14.74%	3.67%	5.80%
Additional Index [Member] | SA Worldwide Moderate Growth Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Additional Index
Average Annual Return, Percent	15.00%	7.42%	9.23%